Investment Strategy - STKd 100% Bitcoin & 100% Gold ETF	Jul. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing via U.S.-listed futures contracts as well as pooled investment vehicles, such as ETFs that are registered under the Investment Company Act of 1940, as amended (“1940 Act”), and exchange-traded products (“ETPs”) (“Underlying Funds”), in two complementary asset classes, a modern digital asset class (bitcoin) (the “Bitcoin strategy”) and a traditional asset class (gold) (the “Gold strategy”). Although ETPs may be referred to as “ETFs” or “funds,” ETPs are not registered under the 1940 Act and therefore are not subject to 1940 Act protections.

Bitcoin and gold are often viewed as complementary asset classes due to their differing characteristics and benefits. Gold is a traditional store of value, recognized for its stability and use as a hedge against inflation and economic uncertainty. Bitcoin, as a digital asset, offers high growth potential and diversification benefits, especially in the context of technological innovation and financial decentralization. While gold provides security and risk mitigation, bitcoin adds potential for capital appreciation and exposure to digital asset markets, making them complementary in balancing risk and reward in a diversified portfolio.

Bitcoin is sometimes referred to as “digital gold” due to the belief that it may serve as a durable store of value, similar to gold. However, bitcoin has not yet fully achieved this status, and there remains a low correlation between the performance of bitcoin and gold. As a result, bitcoin may not currently exhibit the same stability or risk mitigation properties as gold in periods of market stress or inflationary environments.

The Fund uses leverage to “stack” the total return of holdings in the Fund’s Bitcoin strategy together with the total returns of holdings in the Fund’s Gold strategy. Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s Bitcoin strategy and approximately one dollar of exposure to the Fund’s Gold strategy. So, the return of the Gold strategy (minus the cost of financing) is essentially stacked on top of the returns of the Bitcoin strategy (minus the cost of financing).  Under normal circumstances, the Fund’s notional exposure to the Bitcoin strategy will represent approximately 100% of the Fund’s net assets, and the Fund’s notional exposure to Gold strategy will represent approximately 100% of the Fund’s net assets. The Underlying Funds may gain their exposure to the underlying asset classes either directly, or through the use of derivative instruments, such as futures contracts and swaps.

In particular, the term “exposure” refers to the degree to which the Fund’s investment is influenced by fluctuations in each of the Bitcoin strategy and the Gold strategy (as described more fully below). If you invest one dollar in the Fund, one dollar’s worth of that investment will track the performance of the Fund’s Bitcoin strategy (as described more fully below), behaving similarly to how bitcoin price performs. In addition, one’s dollar’s worth of that investment will track the performance of the Gold strategy, mirroring the ups and downs of the price of gold. Through the Fund’s use of leverage, each dollar invested is effectively doubled to follow and potentially profit (or experience losses) from two different investment strategies. The Fund’s investment strategy is based on the belief that the combination of investing in the Bitcoin strategy and the Gold strategy may provide complementary benefits, given their historically low correlation (their historical price movements have not been closely related). By blending assets with low correlation, the Fund aims to reduce the impact of short-term market fluctuations on the overall investment outcome, potentially providing a more stable investment trajectory.

The Fund will invest primarily in:

●	Gold futures contracts

●	Bitcoin futures contracts

●	Underlying Funds providing exposure to gold

●	Underlying Funds providing exposure to bitcoin

●	Cash and cash equivalents

●	Reverse repurchase agreements

Bitcoin Strategy

The Fund seeks to capture the price return of bitcoin. To do so, the Fund will invest in bitcoin futures contracts and Underlying Funds that provide exposure to bitcoin and/or U.S. listed bitcoin futures. With respect to the Underlying Funds, low-cost bitcoin ETFs and ETPs that have ample liquidity will be favored. Under normal circumstances, the Fund’s notional exposure to the Bitcoin strategy will represent approximately 100% of the Fund’s net assets.

Gold Strategy

The Fund seeks to capture the price return of gold. To do so, the Fund will invest in gold futures contracts and Underlying Funds that provide exposure to gold, and/or U.S. listed gold futures. With respect to the Underlying Funds, low-cost gold ETFs and ETPs that have ample liquidity will be favored. Under normal circumstances, the Fund’s notional exposure to the Gold strategy will represent approximately 100% of the Fund’s net assets.

Example: If the Fund has $100 in assets, the Fund expects to achieve $100 of exposure to the Bitcoin strategy and $100 of exposure to the Gold strategy. This is akin to investing $100 in a bitcoin strategy fund, borrowing $100, and putting the borrowed $100 in a gold strategy fund.

Note: Notional value is the total underlying amount of a derivatives trade. Leverage allows an investor (like the Fund) to use a small amount of money to gain exposure to a larger (and potentially, a much larger) amount. So, notional value reflects the total value of a trade, not the cost (or market value) of taking the trade. Via the Fund’s use of futures in both its Bitcoin strategy and Gold strategy (described below), the Fund provides leveraged exposure to a combination of bitcoin and gold.

Futures contracts have a limited lifespan before they expire (e.g., quarterly). The Fund will frequently “roll-over” futures contracts - replace an expiring contract with a contract that expires further in the future. As a result, the Fund’s portfolio will be subject to a high portfolio turnover rate.

The Fund does not invest directly in bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of bitcoin. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund.

The Fund does not invest directly in gold or gold bullion. Investors seeking direct exposure to the price of gold should consider an investment other than the Fund.

The Fund may utilize options strategies, including purchasing long call options and selling (writing) put options, that are designed to provide synthetic exposure to the share price returns of one or more Underlying Funds that provide exposure to bitcoin or gold. The Fund may also utilize options strategies with respect to indices that are designed to reflect the price returns of bitcoin or gold.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. To the extent the Fund utilizes Flexible EXchange® (“FLEX”) options, which provide the ability to customize key contract terms, the Fund is able to reduce the possibility of a written option being assigned at an inopportune time.

The Fund may also utilize swap agreements, which are bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the price performance of one or more Underlying Funds that provide exposure to bitcoin or gold. The Fund may also utilize swap agreements based on the performance of indices or benchmarks that are designed to reflect the price returns of bitcoin or gold. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the performance of a reference, such as an Underlying Fund, index or benchmark. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the underlying reference asset(s). The swap agreements the Fund may utilize will typically reset upon the occurrence of mutually agreed-upon conditions, such as a designated time period, or when a receivable or payable amount reaches a predetermined threshold relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

Cayman Subsidiary

The Fund intends to gain exposure to futures contracts and the Underlying Funds either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser (as defined below) and the Sub-Adviser (as defined below). The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in futures contracts and Underlying Funds that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest approximately 10% to 65% of its net assets in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Sub-Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in futures contracts. Over a quarter end the percentage will likely be more than 75%, due to asset diversification requirements which the Fund must meet in order to qualify as a RIC, but the Fund will likely reinvest some of its liquid assets in the Subsidiary after the end of a quarter.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and instruments that provide exposure to gold and bitcoin. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

The Adviser reallocates the Fund’s portfolio holdings at least monthly to seek to maintain a balanced notional exposure of approximately 100% to bitcoin and 100% to gold. However, between reallocation dates, the allocation between the two assets may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

The Fund does not intend to hold futures contracts through expiration, but instead will roll its “prompt” futures positions. Rolling occurs when the Fund closes out of a futures contract as it nears expiration and then replaces it with a contract that has a later expiration. A “prompt” futures contract refers to the Fund’s futures contracts that are closest to expiration (e.g., for delivery in the next calendar month).

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will concentrate in investments that have economic exposure to gold, gold futures, bitcoin and/or bitcoin futures.

Information About Bitcoin

As noted above, the Fund does not invest directly in bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of bitcoin. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund. The following provides an overview of bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description:

Bitcoin, the first and most well-known modern digital asset, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making bitcoin a unique investment commodity within the digital asset landscape. Although bitcoin is called a crypto or digital currency, it is not presently accepted widely as a means of payment.

Bitcoin Blockchain Description:

The Bitcoin Blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, which may take an hour or more, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital asset that operates on the Bitcoin Blockchain, a decentralized and cryptographic ledger system. The Bitcoin Blockchain underpins the entire bitcoin network, providing a secure and transparent mechanism for recording bitcoin transactions. Each bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin Blockchain, ensuring the integrity and traceability of the digital asset. Thus, while bitcoin serves as a medium of exchange or store of value, the Bitcoin Blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of bitcoin. This symbiotic relationship ensures that bitcoin operates in a trustless and decentralized manner, with the Bitcoin Blockchain maintaining bitcoin’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases:

Bitcoin and the Bitcoin Blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances. Bitcoin and the Bitcoin Blockchain were designed to be used as an alternative general purpose payment system and while bitcoin may be an attractive option for cross border transfers and remittances, it is presently not widely used as a means of payment.
2.	Store of Value: Due to its limited supply and decentralized nature, bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.
3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin Blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.
4.	Asset Tokenization: The Bitcoin Blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency. At this time this functionality is limited. Unlike the scripting language of blockchain platforms like Ethereum, the scripting language of the Bitcoin Blockchain is not Turing complete, and thus more limited in terms of the types of smart contracts it can support.
5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin Blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft. At this time this functionality is limited.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and instruments that provide exposure to gold and bitcoin.